UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21339

Morgan Stanley Institutional Liquidity Funds
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

John H. Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	October 31,

Date of reporting period:	July 31, 2018

Item 1.  Schedule of Investments.

The Registrant’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Money Market Portfolio

Portfolio of Investments

Third Quarter Report

July 31, 2018 (unaudited)

	Face Amount (000)	Value (000)
Certificates of Deposit (3.8%)
International Banks (3.8%)
Bank of Montreal
2.37%, 9/27/18	$10,000	$10,003
DZ Bank AG Deutsche Zentral-Genossenschaft bank,
2.26%, 9/26/18	14,000	14,003
Oversea Chinese Banking Corp.,
2.31%, 9/27/18 – 9/28/18	15,000	15,003
Swedbank AB
2.23%, 10/10/18	10,000	10,004
Total Certificates of Deposit (Cost $49,000)		49,013

Commercial Paper (a) (11.8%)
Diversified Financial Services (0.8%)
Collateralized Commercial Paper Co., LLC
2.32%, 9/27/18	5,000	4,983
Collateralized Commercial Paper II Co., LLC
2.39%, 10/4/18	4,700	4,681
		9,664
Domestic Bank (0.4%)
JP Morgan Securities LLC
2.42%, 10/16/18	5,000	4,976

Insurance (2.3%)
MetLife Short Term Funding LLC,
2.28%, 9/26/18 – 10/1/18	30,000	29,898

International Banks (8.3%)
DBS Bank Ltd.,
2.28%, 9/25/18 – 9/26/18	16,000	15,947
2.33%, 10/1/18	40,000	39,852
DNB Bank ASA
2.58%, 8/24/18	3,610	3,605
Sumitomo Mitsui Trust Bank Ltd.,
2.30%, 10/4/18	10,000	9,962
2.31%, 9/27/18	5,090	5,073
2.37%, 9/28/18	23,000	22,923
2.39%, 9/27/18	5,000	4,984
United Overseas Bank Ltd.
2.58%, 8/24/18	5,140	5,133
		107,479
Total Commercial Paper (Cost $151,977)		152,017

Floating Rate Notes (b) (38.8%)
Automobiles (2.8%)
Toyota Motor Credit, 1 Month USD LIBOR + 0.38%,
2.45%, 10/12/18 – 10/15/18	10,000	10,007
Toyota Motor Finance Australia, 1 Month USD LIBOR + 0.26%,
2.33%, 11/20/18	12,000	12,004
Toyota Motor Finance Netherlands,
1 Month USD LIBOR + 0.43%, 2.50%, 10/24/18	5,000	5,004

3 Month USD LIBOR + 0.18%, 2.52%, 12/19/18	10,000	10,005
		37,020
Diversified Financial Services (1.9%)
Collateralized Commercial Paper Co., LLC, 1 Month USD LIBOR + 0.25%,
2.32%, 12/28/18	10,000	10,002
Collateralized Commercial Paper II Co., LLC,
1 Month USD LIBOR + 0.36%, 2.44%, 10/18/18 (c)	10,000	10,004
1 Month USD LIBOR + 0.39%, 2.47%, 10/18/18 (c)	5,000	5,003
		25,009
Domestic Banks (7.3%)
Bank of America NA, 3 Month USD LIBOR + 0.10%,
2.48%, 10/16/18	5,000	5,002
HSBC Bank USA NA,
1 Month USD LIBOR + 0.24%, 2.30%, 4/25/19	7,000	7,000
1 Month USD LIBOR + 0.24%, 2.32%, 4/26/19	15,000	14,999
1 Month USD LIBOR + 0.26%, 2.33%, 11/16/18	7,000	7,003
3 Month USD LIBOR + 0.05%, 2.39%, 12/26/18	5,000	5,000
1 Month USD LIBOR + 0.43%, 2.50%, 10/16/18	5,000	5,004
ING U.S. Funding LLC,
1 Month USD LIBOR + 0.25%, 2.39%, 2/25/19	10,000	10,000
3 Month USD LIBOR + 0.04%, 2.42%, 12/21/18	15,000	15,001
State Street Bank & Trust Co.,
1 Month USD LIBOR + 0.21%, 2.29%, 10/19/18	10,000	10,003
1 Month USD LIBOR + 0.22%, 2.30%, 11/19/18	10,000	10,002
Wells Fargo Bank NA, 3 Month USD LIBOR + 0.10%,
2.44%, 10/4/18	5,000	5,002
		94,016
International Banks (26.8%)
ANZ New Zealand International Ltd.,
3 Month USD LIBOR + 0.03%, 2.37%, 12/21/18 (c)	7,000	7,000
3 Month USD LIBOR + 0.07%, 2.42%, 3/25/19 (c)	10,000	10,000
Australia & New Zealand Bank, 3 Month USD LIBOR + 0.19%,
2.52%, 12/21/18 (c)	15,000	15,010
BNP Paribas SA, 1 Month USD LIBOR + 0.43%,
2.50%, 10/16/18	7,000	7,006
Canadian Imperial Bank of Commerce,
1 Month USD LIBOR + 0.27%, 2.34%, 11/16/18 (c)	5,000	5,002
1 Month USD LIBOR + 0.42%, 2.50%, 9/21/18	5,000	5,003
Credit Agricole, 3 Month USD LIBOR + 0.06%,
2.48%, 12/20/18	10,000	10,000
Credit Suisse AG,
1 Month USD LIBOR + 0.26%, 2.33%, 8/17/18	1,000	1,000
3 Month USD LIBOR + 0.10%, 2.43%, 9/21/18	10,000	10,001
DBS Bank Ltd., 1 Month USD LIBOR + 0.16%,
2.23%, 1/30/19 (c)	5,000	5,000
DNB Bank ASA, 1 Month USD LIBOR + 0.30%,
2.38%, 10/22/18 (c)	4,000	4,002
Erste Abwicklungsanstalt, 1 Month USD LIBOR + 0.34%,
2.41%, 10/17/18 (c)	5,000	5,003
National Australia Bank Ltd.,
1 Month USD LIBOR + 0.25%, 2.32%, 11/16/18 (c)	5,000	5,002
3 Month USD LIBOR + 0.19%, 2.53%, 3/14/19	3,600	3,599
Natixis NY, 1 Month USD LIBOR + 0.24%,
2.32%, 12/24/18	5,000	5,000
Oversea Chinese Banking Corp.,
1 Month USD LIBOR + 0.27%, 2.34%, 11/16/18	5,000	5,002

3 Month USD LIBOR + 0.09%, 2.42%, 3/25/19 (c)	5,000	5,000
Royal Bank of Canada,
3 Month USD LIBOR + 0.12%, 2.45%, 3/22/19	10,000	10,003
3 Month USD LIBOR + 0.13%, 2.47%, 10/4/18	7,270	7,275
3 Month USD LIBOR + 0.17%, 2.50%, 9/21/18	5,500	5,501
Skandinaviska Enskilda Banken AB,
1 Month USD LIBOR + 0.27%, 2.34%, 12/17/18	12,000	12,005
1 Month USD LIBOR + 0.27%, 2.35%, 11/19/18	15,000	15,006
1 Month USD LIBOR + 0.31%, 2.40%, 11/20/18	15,000	15,008
Svenska Handelsbanken AB,
1 Month USD LIBOR + 0.20%, 2.27%, 12/28/18	20,000	20,003
1 Month USD LIBOR + 0.23%, 2.31%, 11/19/18	5,000	5,002
1 Month USD LIBOR + 0.35%, 2.42%, 11/16/18	5,000	5,003
Swedbank AB,
1 Month USD LIBOR + 0.16%, 2.24%, 1/28/19	28,000	27,998
3 Month USD LIBOR + 0.08%, 2.41%, 3/25/19	5,000	5,000
Toronto Dominion Bank,
3 Month USD LIBOR + 0.07%, 2.42%, 3/25/19 (c)	5,000	5,000
1 Month USD LIBOR + 0.31%, 2.39%, 11/19/18 (c)	15,000	15,008
3 Month USD LIBOR + 0.03%, 2.41%, 12/21/18 (c)	10,000	10,000
3 Month USD LIBOR + 0.13%, 2.46%, 3/22/19 (c)	15,000	15,006
3 Month USD LIBOR + 0.22%, 2.55%, 3/20/19	3,810	3,817
UBS AG London,
1 Month USD LIBOR + 0.32%, 2.38%, 3/25/19 (c)	15,000	15,007
3 Month USD LIBOR + 0.10%, 2.44%, 12/24/18 (c)	10,000	10,000
3 Month USD LIBOR + 0.10%, 2.45%, 12/21/18 (c)	10,000	10,000
3 Month USD LIBOR + 0.13%, 2.46%, 9/20/18 (c)	5,000	5,003
3 Month USD LIBOR + 0.13%, 2.47%, 9/18/18 (c)	10,000	10,001
Westpac Banking Corp., 3 Month USD LIBOR + 0.20%,
2.53%, 3/12/19	12,383	12,406
		346,682
Total Floating Rate Notes (Cost $502,582)		502,727

Repurchase Agreements (28.3%)
ABN Amro Securities LLC, (2.01%, dated 7/31/18, due 8/1/18; proceeds $15,001; fully collateralized by a U.S. Government agency security, 3.50% due 8/1/42 and various Corporate Bonds, 2.50% - 6.40% due 9/1/20 - 01/15/49; valued at $15,747)	15,000	15,000
BMO Capital Markets Corp., (2.01%, dated 7/31/18, due 8/1/18; proceeds $40,002; fully collateralized by various Corporate Bonds, 1.25% - 6.00% due 1/18/19 - 7/23/48; valued at $42,007)	40,000	40,000
BMO Capital Markets Corp., (2.05%, dated 7/11/18, due 8/10/18; proceeds $15,026; fully collateralized by various Corporate Bonds, 1.10% - 6.25% due 4/26/19 - 7/23/48; valued at $15,750) (Demand 8/7/18)	15,000	15,000
BNP Paribas Prime Brokerage, Inc., (2.14%, dated 7/31/18, due 8/1/18; proceeds $62,004; fully collateralized by various Corporate Bonds, 4.00% - 12.50% due 7/1/19 - 4/1/45; valued at $65,735)	62,000	62,000
BNP Paribas Prime Brokerage, Inc., (2.64% (b), dated 7/27/18, due 10/25/18; proceeds $5,100; fully collateralized by various Corporate Bonds, 8.50% - 10.00% due 4/15/21 - 12/15/25; valued at $5,336) (Demand 8/27/18)	5,000	5,000
HSBC Securities USA, Inc., (2.01%, dated 7/31/18, due 8/1/18; proceeds $19,001; fully collateralized by various Corporate Bonds, 1.95% - 5.90% due 3/4/21 - 8/22/57; valued at $19,966)	19,000	19,000
HSBC Securities USA, Inc., (2.11%, dated 7/31/18, due 8/1/18; proceeds $7,000; fully collateralized by various Corporate Bonds, 5.13% - 11.13% due 4/1/23 - 5/1/25; valued at $7,421)	7,000	7,000

ING Financial Markets LLC, (2.01%, dated 7/31/18, due 8/1/18; proceeds $15,001; fully collateralized by various Corporate Bonds, 3.26% - 6.50% due 4/30/20 - 3/1/28; valued at $15,748)	15,000	15,000
JP Morgan Securities LLC, (2.59% (b), dated 4/16/18, due 1/22/19; proceeds $14,283; fully collateralized by various Corporate Bonds, 2.20% - 8.03% due 6/15/19 - 3/1/33; valued at $14,843) (Demand 8/22/18)	14,000	14,000
Mizuho Securities USA, Inc., (2.01%, dated 7/31/18, due 8/1/18; proceeds $16,001; fully collateralized by various Common Stocks; valued at $16,800)	16,000	16,000
Scotia Capital USA, Inc., (2.11%, dated 7/31/18, due 8/1/18; proceeds $64,004; fully collateralized by various Corporate Bonds, 3.75% - 8.75% due 2/15/19 - 11/1/23; valued at $67,826)	64,000	64,000
SG Americas Securities, (2.08%, dated 7/31/18, due 8/1/18; proceeds $30,002; fully collateralized by various Common Stocks and a Preferred Stock; valued at $31,500)	30,000	30,000
Wells Fargo Securities LLC, (Interest in $1,700,000 joint repurchase agreement, 1.93% dated 7/31/18 under which Wells Fargo Securities LLC, will repurchase the securities provided as collateral for $1,700,091 on 8/1/18. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government agency securities with various maturities to 8/1/48; valued at $1,751,579)	29,000	29,000
Wells Fargo Securities LLC, (2.06%, dated 7/31/18, due 8/1/18; proceeds $5,000; fully collateralized by various Common Stocks; valued at $5,250)	5,000	5,000
Wells Fargo Securities LLC, (2.73%, dated 6/14/18, due 9/20/18; proceeds $20,149; fully collateralized by various Corporate Bonds, 6.25% - 8.75% due 3/31/23 - 7/15/26; valued at $21,171)	20,000	20,000
Wells Fargo Securities LLC, (2.74%, dated 6/13/18, due 9/21/18; proceeds $10,076; fully collateralized by a Corporate Bond, 8.50% due 5/1/20; valued at $10,620)	10,000	10,000
Total Repurchase Agreements (Cost $366,000)		366,000

Time Deposits (17.2%)
International Banks (17.2%)
Credit Agricole CIB (Grand Cayman)
1.90%, 8/1/18	54,000	54,000
DNB Bank ASA (New York Branch)
1.89%, 8/1/18	50,000	50,000
Lloyds Bank PLC (New York Branch)
1.90%, 8/1/18	60,000	60,000
Natixis (Grand Cayman)
1.89%, 8/1/18	59,000	59,000
Total Time Deposits (Cost $223,000)		223,000
Total Investments (99.9%) (Cost $1,292,559) (d)(e)		1,292,757
Other Assets in Excess of Liabilities (0.1%)		1,578
Net Assets (100.0%)		$1,294,335

(a)	The rates shown are the effective yields at the date of purchase.
(b)

Floating or Variable rate securities: The rates disclosed are as of July 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

(c)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(d)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended July 31, 2018, the Fund did not engage in any cross-trade transactions.

(e)

At July 31, 2018, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $205,000 and the aggregate gross unrealized depreciation is approximately $7,000, resulting in net unrealized appreciation of approximately $198,000.

LIBOR	London Interbank Offered Rate.
USD	United States Dollar.

Portfolio Composition

Classification	Percentage of Total Investments
Floating Rate Notes	38.9%
Repurchase Agreements	28.3
Time Deposits	17.2
Commercial Paper	11.8
Other*	3.8
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

Prime Portfolio

Portfolio of Investments

Third Quarter Report

July 31, 2018 (unaudited)

	Face Amount (000)	Value (000)
Certificates of Deposit (4.7%)
Domestic Bank (0.7%)
HSBC Bank USA NA
2.29%, 9/27/18	$50,000	$50,014

International Banks (4.0%)
Bank of Montreal
2.37%, 9/27/18	40,000	40,011
DZ Bank AG Deutsche Zentral-Genossenschaft bank,
2.26%, 9/26/18	97,000	97,018
Oversea Chinese Banking Corp.,
2.31%, 9/27/18 – 9/28/18	70,000	70,018
Swedbank AB
2.23%, 10/10/18	50,000	50,019
Toronto Dominion Bank
1.70%, 10/10/18	6,050	6,044
		263,110
Total Certificates of Deposit (Cost $313,041)		313,124

Commercial Paper (a) (11.5%)
Computer Technology (1.1%)
Apple, Inc.
2.12%, 9/27/18 (b)	75,000	74,754

Diversified Financial Services (0.7%)
Collateralized Commercial Paper Co., LLC
2.32%, 9/27/18	45,000	44,845

Domestic Bank (0.4%)
JP Morgan Securities LLC
2.42%, 10/16/18	25,000	24,881

Insurance (2.7%)
MetLife Short Term Funding LLC,
2.24%, 10/9/18	72,480	72,178
2.28%, 9/27/18 – 10/1/18	102,700	102,342
		174,520
International Banks (6.6%)
DBS Bank Ltd.,
2.28%, 9/25/18 – 9/26/18	84,000	83,720
2.34%, 10/1/18	150,000	149,444
Erste Abwicklungsanstalt
2.26%, 10/5/18	15,000	14,940
Sumitomo Mitsui Trust Bank Ltd.,
2.30%, 10/4/18	60,000	59,774
2.37%, 9/28/18	85,000	84,714
2.39%, 9/27/18	45,000	44,851
		437,443
Total Commercial Paper (Cost $756,272)		756,443

Floating Rate Notes (c) (38.8%)
Automobiles (4.1%)
Toyota Motor Credit, 1 Month USD LIBOR + 0.38%,
2.45%, 10/12/18 – 10/15/18	90,000	90,062
Toyota Motor Finance Australia, 1 Month USD LIBOR + 0.26%,
2.33%, 11/20/18	88,000	88,031
Toyota Motor Finance Netherlands,
1 Month USD LIBOR + 0.43%, 2.50%, 10/24/18	45,000	45,037
3 Month USD LIBOR + 0.18%, 2.52%, 12/19/18	45,000	45,023
		268,153
Diversified Financial Services (2.0%)
Collateralized Commercial Paper Co., LLC, 1 Month USD LIBOR + 0.25%,
2.32%, 12/28/18	50,000	50,010
Collateralized Commercial Paper II Co., LLC,
1 Month USD LIBOR + 0.36%, 2.44%, 10/18/18 (b)	65,000	65,028
1 Month USD LIBOR + 0.39%, 2.47%, 10/18/18 (b)	15,000	15,007
		130,045
Domestic Banks (6.0%)
Bank of America NA, 3 Month USD LIBOR + 0.10%,
2.48%, 10/16/18	20,000	20,009
HSBC Bank USA NA,
1 Month USD LIBOR + 0.24%, 2.30%, 4/25/19	43,000	42,998
1 Month USD LIBOR + 0.24%, 2.32%, 4/26/19	65,000	64,998
3 Month USD LIBOR + 0.05%, 2.39%, 12/26/18	20,000	20,000
1 Month USD LIBOR + 0.43%, 2.50%, 10/16/18	45,000	45,036
ING U.S. Funding LLC,
1 Month USD LIBOR + 0.25%, 2.39%, 2/25/19	90,000	90,004
3 Month USD LIBOR + 0.04%, 2.42%, 12/21/18	75,000	75,004
State Street Bank & Trust Co., 1 Month USD LIBOR + 0.22%,
2.30%, 11/19/18	40,000	40,006
		398,055
International Banks (26.7%)
ANZ New Zealand International Ltd., 3 Month USD LIBOR + 0.03%,
2.37%, 12/21/18 (b)	43,000	43,001
Australia & New Zealand Bank, 3 Month USD LIBOR + 0.19%,
2.52%, 12/21/18 (b)	85,000	85,054
Canadian Imperial Bank of Commerce, 1 Month USD LIBOR + 0.42%,
2.50%, 9/21/18	25,000	25,016
Cooperatieve Rabobank UA, 3 Month USD LIBOR + 0.14%,
2.48%, 12/14/18	10,000	10,003
Credit Agricole, 3 Month USD LIBOR + 0.06%,
2.48%, 12/20/18	65,000	65,000
Credit Suisse AG, 3 Month USD LIBOR + 0.10%,
2.43%, 9/21/18	65,000	65,005
DBS Bank Ltd., 1 Month USD LIBOR + 0.16%,
2.23%, 1/30/19 (b)	36,600	36,597
Erste Abwicklungsanstalt, 1 Month USD LIBOR + 0.34%,
2.41%, 10/17/18 (b)	45,000	45,027
National Australia Bank Ltd.,
1 Month USD LIBOR + 0.25%, 2.32%, 11/16/18 (b)	75,000	75,027
3 Month USD LIBOR + 0.19%, 2.53%, 3/14/19	12,000	11,998
Natixis NY, 1 Month USD LIBOR + 0.24%,
2.32%, 12/24/18	45,000	45,000
Oversea Chinese Banking Corp.,
1 Month USD LIBOR + 0.22%, 2.31%, 10/4/18 (b)	14,100	14,102
1 Month USD LIBOR + 0.27%, 2.34%, 11/16/18	45,000	45,018

3 Month USD LIBOR + 0.09%, 2.42%, 3/25/19 (b)	45,000	45,001
Royal Bank of Canada, 3 Month USD LIBOR + 0.17%,
2.50%, 9/21/18	32,000	32,006
Skandinaviska Enskilda Banken AB,
1 Month USD LIBOR + 0.27%, 2.34%, 12/17/18	50,000	50,021
1 Month USD LIBOR + 0.27%, 2.35%, 11/19/18	85,000	85,036
1 Month USD LIBOR + 0.31%, 2.40%, 11/20/18	110,000	110,059
Svenska Handelsbanken AB,
1 Month USD LIBOR + 0.20%, 2.27%, 12/28/18	110,000	110,018
1 Month USD LIBOR + 0.23%, 2.31%, 11/19/18	35,000	35,011
1 Month USD LIBOR + 0.35%, 2.42%, 11/16/18	20,000	20,014
Swedbank AB, 3 Month USD LIBOR + 0.08%,
2.41%, 3/25/19	45,000	45,001
Toronto Dominion Bank,
3 Month USD LIBOR + 0.07%, 2.42%, 3/25/19 (b)	30,000	30,003
1 Month USD LIBOR + 0.31%, 2.39%, 11/19/18 (b)	100,000	100,052
3 Month USD LIBOR + 0.03%, 2.41%, 12/21/18 (b)	50,000	50,001
3 Month USD LIBOR + 0.13%, 2.46%, 3/22/19 (b)	85,000	85,035
3 Month USD LIBOR + 0.22%, 2.55%, 3/20/19	9,280	9,296
UBS AG London,
1 Month USD LIBOR + 0.32%, 2.38%, 3/25/19 (b)	70,000	70,032
3 Month USD LIBOR + 0.10%, 2.44%, 12/24/18 (b)	50,000	50,000
3 Month USD LIBOR + 0.10%, 2.45%, 12/21/18 (b)	75,000	75,001
3 Month USD LIBOR + 0.13%, 2.46%, 9/20/18 (b)	60,000	60,032
3 Month USD LIBOR + 0.13%, 2.47%, 9/18/18 (b)	50,000	50,002
Westpac Banking Corp., 3 Month USD LIBOR + 0.20%
2.53%, 3/12/19	79,350	79,496
		1,756,965
Total Floating Rate Notes (Cost $2,552,407)		2,553,218

Repurchase Agreements (29.1%)
ABN Amro Securities LLC, (2.01%, dated 7/31/18, due 8/1/18; proceeds $50,003; fully collateralized by various Corporate Bonds, 1.38% - 9.80% due 9/4/18 - 1/15/49; valued at $52,500)	50,000	50,000
BMO Capital Markets Corp., (2.01%, dated 7/31/18, due 8/1/18; proceeds $213,012; fully collateralized by various Corporate Bonds, 1.10% - 9.75% due 9/4/18 - 7/23/48 and a U.S. Government agency security, 0.00% due 10/9/19; valued at $223,492)	213,000	213,000
BMO Capital Markets Corp., (2.05%, dated 7/11/18, due 8/10/18; proceeds $85,145; fully collateralized by various Corporate Bonds, 1.10% - 8.50% due 9/4/18 - 7/23/48; valued at $89,250) (Demand 8/7/18)	85,000	85,000
BNP Paribas Prime Brokerage, Inc., (2.14%, dated 7/31/18, due 8/1/18; proceeds $282,017; fully collateralized by various Corporate Bonds, 3.88% - 13.00% due 10/1/18 - 12/29/49 (d); valued at $299,000)	282,000	282,000
BNP Paribas Prime Brokerage, Inc., (2.64% (c), dated 1/25/18, due 10/25/18; proceeds $56,100; fully collateralized by various Corporate Bonds, 3.95% - 11.25% due 10/1/18 - 5/15/26; valued at $58,726) (Demand 8/27/18)	55,000	55,000
HSBC Securities USA, Inc., (2.01%, dated 7/31/18, due 8/1/18; proceeds $30,002; fully collateralized by various Corporate Bonds, 1.90% - 9.13% due 8/23/18 - 6/22/47; valued at $31,453)	30,000	30,000
HSBC Securities USA, Inc., (2.11%, dated 7/31/18, due 8/1/18; proceeds $82,005; fully collateralized by various Corporate Bonds, 4.00% - 7.25% due 6/1/21 - 6/1/47 (d); valued at $87,036)	82,000	82,000
ING Financial Markets LLC, (2.01%, dated 7/31/18, due 8/1/18; proceeds $65,004; fully collateralized by various Corporate Bonds, 2.88% - 6.50% due 4/30/20 - 11/6/42; valued at $68,270)	65,000	65,000

JP Morgan Securities LLC, (2.59% (c), dated 4/16/18, due 1/22/19; proceeds $61,213; fully collateralized by various Corporate Bonds, 3.63% - 8.63% due 6/15/19 - 12/29/49; valued at $63,601) (Demand 8/22/18)	60,000	60,000
Mizuho Securities USA, Inc., (2.01%, dated 7/31/18, due 8/1/18; proceeds $84,005; fully collateralized by various Common Stocks and a Preferred Stock; valued at $88,200)	84,000	84,000
Scotia Capital USA, Inc., (2.11%, dated 7/31/18, due 8/1/18; proceeds $335,020; fully collateralized by various Corporate Bonds, 3.75% - 8.75% due 2/1/19 - 9/15/24; valued at $354,723)	335,000	335,000
SG Americas Securities, (2.08%, dated 7/31/18, due 8/1/18; proceeds $212,012; fully collateralized by various Common Stocks; valued at $222,530)	212,000	212,000
Wells Fargo Securities LLC, (Interest in $1,700,000 joint repurchase agreement, 1.93% dated 7/31/18 under which Wells Fargo Securities LLC, will repurchase the securities provided as collateral for $1,700,091 on 8/1/18. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government agency securities with various maturities to 8/1/48; valued at $1,751,579)	143,000	143,000
Wells Fargo Securities LLC, (2.06%, dated 7/31/18, due 8/1/18; proceeds $45,003; fully collateralized by various Common Stocks; valued at $47,250)	45,000	45,000
Wells Fargo Securities LLC, (2.73%, dated 6/14/18, due 9/20/18; proceeds $90,669; fully collateralized by various Corporate Bonds, 8.50% - 10.00% due 5/1/20 - 4/1/22; valued at $95,379)	90,000	90,000
Wells Fargo Securities LLC, (2.74%, dated 6/13/18, due 9/21/18; proceeds $80,609; fully collateralized by various Corporate Bonds, 5.38% - 8.50% due 4/15/21 - 4/15/25; valued at $84,821)	80,000	80,000
Total Repurchase Agreements (Cost $1,911,000)		1,911,000

Time Deposits (14.7%)
International Banks (14.7%)
Credit Agricole CIB (Grand Cayman)
1.90%, 8/1/18	149,000	149,000
DNB Bank ASA (New York Branch)
1.89%, 8/1/18	300,000	300,000
Lloyds Bank PLC (New York Branch)
1.90%, 8/1/18	235,000	235,000
Natixis (Grand Cayman)
1.89%, 8/1/18	283,000	283,000
Total Time Deposits (Cost $967,000)		967,000
Total Investments (98.8%) (Cost $6,499,720) (f)(g)		6,500,785
Other Assets in Excess of Liabilities (1.2%)		76,288
Net Assets (100.0%)		$6,577,073

(a)	The rates shown are the effective yields at the date of purchase.
(b)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c)

Floating or Variable rate securities: The rates disclosed are as of July 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

(d)

Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of July 31, 2018.

(f)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended July 31, 2018, the Fund did not engage in any cross-trade transactions.

(g)

At July 31, 2018, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $1,083,000 and the aggregate gross unrealized depreciation is approximately $18,000, resulting in net unrealized appreciation of approximately $1,065,000.

LIBOR	London Interbank Offered Rate.
USD	United States Dollar.

Portfolio Composition

Classification	Percentage of Total Investments
Floating Rate Notes	39.3%
Repurchase Agreements	29.4
Time Deposits	14.9
Commercial Paper	11.6
Other*	4.8
Total Investments	100.0%

* Industries and/or investment types representing less than 5% of total investments.

Government Portfolio

Portfolio of Investments

Third Quarter Report

July 31, 2018 (unaudited)

	Face Amount (000)	Value (000)
Repurchase Agreements (49.1%)
ABN Amro Securities LLC, (Interest in $100,000 joint repurchase agreement, 1.91% dated 7/31/18 under which ABN Amro Securities LLC, will repurchase the securities provided as collateral for $100,005 on 8/1/18. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government obligations with various maturities to 5/15/48; valued at $101,927)	$100,000	$100,000
ABN Amro Securities LLC, (Interest in $700,000 joint repurchase agreement, 1.93% dated 7/31/18 under which ABN Amro Securities LLC, will repurchase the securities provided as collateral for $700,038 on 8/1/18. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government agency securities and U.S. Government obligations with various maturities to 8/1/48; valued at $719,831)	450,000	450,000
Bank of Montreal, (1.93%, dated 6/21/18, due 9/27/18; proceeds $301,576; fully collateralized by various U.S. Government obligations, 0.00% - 3.75% due 8/16/18 - 2/15/47; valued at $305,887) (Demand 8/7/18)	300,000	300,000
Bank of Montreal, (1.93%, dated 7/5/18, due 9/27/18; proceeds $251,126; fully collateralized by various U.S. Government obligations, 2.38% - 4.38% due 11/15/18 - 11/15/46; valued at $255,050) (Demand 8/7/18)	250,000	250,000
Bank of Montreal, (1.93%, dated 7/6/18, due 9/27/18; proceeds $251,112; fully collateralized by various U.S. Government obligations, 0.00% - 3.38% due 8/16/18 - 2/15/48; valued at $255,044) (Demand 8/7/18)	250,000	250,000
Bank of Montreal, (1.93%, dated 7/12/18, due 9/18/18; proceeds $276,003; fully collateralized by various U.S. Government obligations, 0.00% - 4.63% due 8/16/18 - 2/15/47; valued at $280,594) (Demand 8/7/18)	275,000	275,000
Bank of Montreal, (1.94%, dated 6/14/18, due 9/27/18; proceeds $251,415; fully collateralized by various U.S. Government obligations, 0.00% - 3.75% due 8/16/18 - 2/15/47; valued at $255,533) (Demand 8/7/18)	250,000	250,000
Bank of Nova Scotia, (1.91%, dated 6/14/18, due 9/27/18; proceeds $854,735; fully collateralized by various U.S. Government agency securities, 2.30% - 6.50% due 2/1/21 - 5/15/58 and U.S. Government obligations, 1.63% - 2.25% due 5/15/26 - 2/15/27; valued at $875,462) (Demand 8/7/18)	850,000	850,000
BMO Capital Markets Corp., (1.93%, dated 7/17/18, due 8/16/18; proceeds $350,563; fully collateralized by various U.S. Government obligations, 0.00% - 8.50% due 8/9/18 - 2/15/48; valued at $357,204) (Demand 8/7/18)	350,000	350,000
BNP Paribas, (Interest in $2,100,000 joint repurchase agreement, 1.91% dated 7/31/18 under which BNP Paribas, will repurchase the securities provided as collateral for $2,100,111 on 8/1/18. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government obligations with various maturities to 5/15/47; valued at $2,141,614)	1,100,000	1,100,000
BNP Paribas, (1.93%, dated 7/11/18, due 9/27/18; proceeds $251,045; fully collateralized by various U.S. Government obligations, 0.00% - 2.75% due 8/16/18 - 2/15/40; valued at $254,871) (Demand 8/7/18)	250,000	250,000

BNP Paribas, (Interest in $300,000 joint repurchase agreement, 1.93% dated 7/31/18 under which BNP Paribas, will repurchase the securities provided as collateral for $300,016 on 8/1/18. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government agency securities and U.S. Government obligations with various maturities to 5/20/48; valued at $307,968)	50,000	50,000
BNP Paribas, (1.95%, dated 6/14/18, due 9/27/18; proceeds $301,706; fully collateralized by various U.S. Government obligations, 0.00% - 4.75% due 8/16/18 - 8/15/47; valued at $305,666) (Demand 8/7/18)	300,000	300,000
BNP Paribas, (1.96%, dated 6/14/18, due 9/27/18; proceeds $2,061,719; fully collateralized by various U.S. Government agency securities, 0.00% - 7.50% due 11/1/18 - 7/1/56 and U.S. Government obligations, 0.13% - 3.88% due 12/31/18 - 8/15/43; valued at $2,107,276) (Demand 8/7/18)	2,050,000	2,050,000
Canadian Imperial Bank, (1.94%, dated 6/20/18, due 9/27/18; proceeds $502,668; fully collateralized by various U.S. Government agency securities, 3.00% - 4.00% due 3/1/30 - 6/1/48; valued at $515,519) (Demand 8/7/18)	500,000	500,000
Canadian Imperial Bank, (1.94%, dated 6/21/18, due 9/27/18; proceeds $477,509; fully collateralized by various U.S. Government agency securities, 3.00% - 4.50% due 3/1/30 - 6/1/48; valued at $489,176) (Demand 8/7/18)	475,000	475,000
Citibank NA, (1.92%, dated 7/26/18, due 8/2/18; proceeds $500,187; fully collateralized by various U.S. Government agency securities, 0.88% - 8.50% due 8/15/18 - 7/1/48 and U.S. Government obligations, 0.00% - 7.88% due 8/16/18 - 2/15/47; valued at $510,910)	500,000	500,000
Citigroup Global Markets, Inc., (1.90%, dated 7/26/18, due 8/2/18; proceeds $450,166; fully collateralized by various U.S. Government obligations, 0.00% - 1.88% due 12/6/18 - 4/30/22; valued at $459,149)	450,000	450,000
Credit Agricole Corp., (1.75%, dated 7/31/18, due 8/1/18; proceeds $250,012; fully collateralized by various U.S. Government obligations, 2.00% - 2.25% due 1/31/24 - 5/31/24; valued at $255,301)	250,000	250,000
Credit Agricole Corp., (1.80%, dated 7/31/18, due 8/1/18; proceeds $150,008; fully collateralized by a U.S. Government obligation, 0.75% due 7/15/28; valued at $153,050)	150,000	150,000
Credit Agricole Corp., (1.94%, dated 6/25/18, due 9/27/18; proceeds $150,760; fully collateralized by various U.S. Government obligations, 1.38% - 2.25% due 9/30/19 - 12/31/23; valued at $152,689) (Demand 8/7/18)	150,000	150,000
Credit Agricole Corp., (Interest in $750,000 joint repurchase agreement, 1.94% dated 7/31/18 under which Credit Agricole Corp., will repurchase the securities provided as collateral for $750,040 on 8/1/18. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government agency securities with various maturities to 4/1/48; valued at $772,527)	710,000	710,000
Credit Agricole Corp., (1.95%, dated 6/14/18, due 9/27/18; proceeds $754,266; fully collateralized by various U.S. Government agency securities, 3.00% - 4.00% due 4/1/33 - 5/1/48; valued at $772,559) (Demand 8/7/18)	750,000	750,000
Credit Agricole Corp., (1.95%, dated 7/19/18, due 9/27/18; proceeds $250,948; fully collateralized by various U.S. Government obligations, 0.13% - 2.38% due 4/15/21 - 1/15/25; valued at $254,164) (Demand 8/7/18)	250,000	250,000
Deutsche Bank Securities, Inc., (1.87%, dated 7/31/18, due 8/1/18; proceeds $100,005; fully collateralized by a U.S. Government obligation, 2.63% due 6/15/21; valued at $102,337)	100,000	100,000

ING Financial Markets LLC, (2.04%, dated 6/14/18, due 9/28/18; proceeds $503,003; fully collateralized by various U.S. Government agency securities, 2.00% - 7.00% due 3/1/23 - 7/1/56; valued at $515,048)	500,000	500,000
ING Financial Markets LLC, (2.04%, dated 6/14/18, due 9/28/18; proceeds $754,505; fully collateralized by various U.S. Government agency securities, 2.00% - 5.50% due 8/1/24 - 6/1/48; valued at $772,618)	750,000	750,000
ING Financial Markets LLC, (2.05%, dated 6/15/18, due 9/27/18; proceeds $502,961; fully collateralized by various U.S. Government agency securities, 2.00% - 7.50% due 4/1/20 - 6/1/48; valued at $514,957)	500,000	500,000
JP Morgan Securities LLC, (1.92%, dated 7/31/18, due 8/1/18; proceeds $500,027; fully collateralized by various U.S. Government obligations, 0.00% - 2.25% due 12/13/18 - 11/15/27; valued at $509,987)	500,000	500,000
JP Morgan Securities LLC, (1.92%, dated 7/31/18, due 8/1/18; proceeds $500,027; fully collateralized by various U.S. Government obligations, 0.00% - 2.50% due 1/31/19 - 8/15/23; valued at $510,017)	500,000	500,000
JP Morgan Securities LLC, (1.93%, dated 7/31/18, due 8/1/18; proceeds $250,013; fully collateralized by various U.S. Government agency securities, 0.00% - 7.25% due 9/13/19 - 9/15/39; valued at $255,032)	250,000	250,000
Merrill Lynch Pierce Fenner & Smith, (1.92%, dated 7/31/18, due 8/1/18; proceeds $200,011; fully collateralized by various U.S. Government agency securities, 0.00% - 6.25% due 8/1/18 - 3/5/42; valued at $204,002)	200,000	200,000
Merrill Lynch Pierce Fenner & Smith, (Interest in $400,000 joint repurchase agreement, 1.93% dated 7/31/18 under which Merrill Lynch Pierce Fenner & Smith, will repurchase the securities provided as collateral for $400,021 on 8/1/18. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government agency securities with various maturities to 7/1/48; valued at $411,983)	400,000	400,000
Merrill Lynch Pierce Fenner & Smith, (1.93%, dated 7/31/18, due 8/1/18; proceeds $482,839; fully collateralized by various U.S. Government obligations, 0.00% due 10/31/19 - 11/15/27; valued at $492,469)	482,813	482,813
Merrill Lynch Pierce Fenner & Smith, (1.96%, dated 6/14/18, due 9/27/18; proceeds $502,858; fully collateralized by various U.S. Government agency securities, 2.32% - 4.50% due 6/1/28 - 5/1/48; valued at $514,770) (Demand 8/7/18)	500,000	500,000
Metlife Insurance Company, (1.93%, dated 7/31/18, due 8/1/18; proceeds $300,018; fully collateralized by various U.S. Government obligations, 0.00% due 8/9/18 - 5/31/19; valued at $306,002)	300,002	300,002
Natixis, (Interest in $2,250,000 joint repurchase agreement, 1.91% dated 7/31/18 under which Natixis, will repurchase the securities provided as collateral for $2,250,119 on 8/1/18. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government obligations with various maturities to 5/15/46; valued at $2,295,851)	681,000	681,000
Natixis, (Interest in $1,850,000 joint repurchase agreement, 1.93% dated 7/31/18 under which Natixis, will repurchase the securities provided as collateral for $1,850,099 on 8/1/18. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government agency securities and U.S. Government obligations with various maturities to 4/1/56; valued at $1,899,722)	1,473,000	1,473,000

Nomura Securities, (1.93%, dated 7/26/18, due 8/2/18; proceeds $400,150; fully collateralized by various U.S. Government agency securities, 0.00% - 9.00% due 2/1/19 - 6/20/68 and U.S. Government obligations, 0.00% - 3.13% due 8/15/18 - 2/15/48; valued at $411,132)	400,000	400,000
Nomura Securities, (1.93%, dated 7/31/18, due 8/1/18; proceeds $100,005; fully collateralized by various U.S. Government agency securities, 3.50% due 11/1/47 - 12/1/47 and U.S. Government obligations, 0.00% - 0.13% due 11/8/18 - 1/15/23; valued at $103,372)	100,000	100,000
Norinchukin Bank, (2.04%, dated 6/13/18, due 9/27/18; proceeds $503,003; fully collateralized by various U.S. Government obligations, 0.13% - 3.63% due 4/15/19 - 4/15/28; valued at $510,003)	500,000	500,000
Norinchukin Bank, (2.04%, dated 6/15/18, due 9/28/18; proceeds $150,893; fully collateralized by a U.S. Government obligation, 2.63% due 11/15/20; valued at $153,002)	150,000	150,000
Northwestern Mutual Life Insurance Company, (1.94%, dated 7/31/18, due 8/1/18; proceeds $676,086; fully collateralized by various U.S. Government obligations, 0.00% due 3/15/21 - 8/15/27; valued at $689,571)	676,050	676,050
Prudential Legacy Insurance Company of New Jersey, (1.94%, dated 7/31/18, due 8/1/18; proceeds $848,996; fully collateralized by various U.S. Government obligations, 0.00% due 6/30/24 - 11/15/45; valued at $865,929)	848,950	848,950
RBC Dominion Securities, (1.94%, dated 6/14/18, due 9/27/18; proceeds $703,961; fully collateralized by various U.S. Government obligations, 0.00% - 3.63% due 8/16/18 - 5/15/48; valued at $714,071) (Demand 8/7/18)	700,000	700,000
RBC Dominion Securities, (1.94%, dated 6/26/18, due 9/26/18; proceeds $653,223; fully collateralized by various U.S. Government obligations, 0.50% - 4.25% due 10/31/19 - 5/15/39; valued at $663,080) (Demand 8/7/18)	650,000	650,000
RBC Dominion Securities, (1.95%, dated 6/14/18, due 9/27/18; proceeds $301,706; fully collateralized by various U.S. Government agency securities, 3.50% - 4.00% due 11/20/47 - 6/20/48 and U.S. Government obligations, 0.63% - 2.25% due 3/31/20 - 1/15/26; valued at $309,024) (Demand 8/7/18)	300,000	300,000
Royal Bank of Canada, (1.94%, dated 6/19/18, due 9/27/18; proceeds $301,617; fully collateralized by various U.S. Government agency securities, 2.93% - 5.00% due 2/1/27 - 6/1/56 and a U.S. Government obligation, 0.13% due 4/15/19; valued at $308,961) (Demand 8/7/18)	300,000	300,000
Royal Bank of Canada, (1.95%, dated 6/13/18, due 9/27/18; proceeds $2,011,483; fully collateralized by various U.S. Government agency securities, 2.50% - 5.00% due 1/1/25 - 1/1/57; valued at $2,060,449) (Demand 8/7/18)	2,000,000	2,000,000
Royal Bank of Canada, (1.95%, dated 6/14/18, due 9/27/18; proceeds $553,128; fully collateralized by various U.S. Government agency securities, 2.50% - 6.00% due 8/1/25 - 7/1/48; valued at $566,542) (Demand 8/7/18)	550,000	550,000
TD Securities USA LLC, (1.94%, dated 7/31/18, due 8/1/18; proceeds $300,016; fully collateralized by various U.S. Government agency securities, 3.00% - 4.00% due 9/1/42 - 5/1/47; valued at $309,018)	300,000	300,000
Wells Fargo Securities LLC, (Interest in $250,000 joint repurchase agreement, 1.91% dated 7/31/18 under which Wells Fargo Securities LLC, will repurchase the securities provided as collateral for $250,013 on 8/1/18. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government obligations with various maturities to 5/15/48; valued at $254,972)	200,000	200,000

Wells Fargo Securities LLC, (Interest in $1,700,000 joint repurchase agreement, 1.93% dated 7/31/18 under which Wells Fargo Securities LLC, will repurchase the securities provided as collateral for $1,700,091 on 8/1/18. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government agency securities with various maturities to 8/1/48; valued at $1,751,579)	1,528,000	1,528,000
Wells Fargo Securities LLC, (1.98%, dated 6/14/18, due 9/27/18; proceeds $367,108; fully collateralized by various U.S. Government agency securities, 0.00% - 5.00% due 12/20/27 - 8/1/48; valued at $375,925)	365,000	365,000
Total Repurchase Agreements (Cost $27,714,815)		27,714,815

U.S. Agency Securities (40.8%)
Federal Farm Credit Bank,
1.90%, 8/9/18 (a)	50,000	49,979
1.93%, 9/25/18 – 9/26/18 (a)	60,000	59,822
1.95%, 9/10/18 (a)	15,000	14,968
1 Month USD LIBOR - 0.15%, 1.95%, 1/9/19 (b)	200,000	200,000
1 Month USD LIBOR - 0.14%, 1.96%, 3/8/19 (b)	100,000	99,998
1 Month USD LIBOR - 0.11%, 1.97%, 9/30/19 (b)	45,000	45,000
1 Month USD LIBOR - 0.12%, 1.96%, 8/2/19 (b)(c)	265,000	264,994
1 Month USD LIBOR - 0.10%, 1.97%, 8/30/19 (b)	180,000	179,994
1 Month USD LIBOR - 0.11%, 1.98%, 9/6/19 (b)	200,000	200,000
1 Month USD LIBOR - 0.08%, 1.99%, 7/15/19 – 11/12/19 (b)	341,000	340,997
1 Month USD LIBOR - 0.09%, 1.99%, 10/22/18 – 1/27/20 (b)	825,000	824,989
1 Month USD LIBOR - 0.11%, 2.00%, 9/4/18 (b)	100,000	100,000
1 Month USD LIBOR - 0.08%, 2.00%, 9/26/19 – 12/16/19 (b)	165,000	165,000
1 Month USD LIBOR - 0.07%, 2.00%, 9/12/19 (b)	115,000	114,993
1 Month USD LIBOR - 0.07%, 2.01%, 4/18/19 – 12/18/19 (b)	275,000	275,000
1 Month USD LIBOR - 0.06%, 2.01%, 12/26/19 (b)	250,000	249,993
1 Month USD LIBOR - 0.08%, 2.02%, 11/9/18 (b)	100,000	99,997
1 Month USD LIBOR - 0.05%, 2.02%, 3/29/19 – 5/29/20 (b)	445,000	444,981
1 Month USD LIBOR - 0.06%, 2.03%, 4/3/19 – 7/20/20 (b)	178,830	178,844
1 Month USD LIBOR - 0.04%, 2.04%, 5/1/20 (b)	200,000	200,000
3 Month USD LIBOR + 0.05%, 2.06%, 10/18/19 (b)	100,000	99,976
3 Month USD LIBOR - 0.20%, 2.14%, 6/15/20 (b)	100,000	100,000
3 Month USD LIBOR - 0.17%, 2.17%, 6/26/19 (b)	100,000	100,000
1 Month USD LIBOR + 0.11%, 2.18%, 8/29/18 (b)	140,000	140,000
1 Month USD LIBOR + 0.22%, 2.30%, 10/21/19 (b)	175,000	175,622
Federal Home Loan Bank,
1 Month USD LIBOR - 0.15%, 1.93%, 10/26/18 (b)	250,000	250,000
1.93%, 8/22/18 – 9/26/18 (a)	3,244,600	3,238,124
1 Month USD LIBOR - 0.14%, 1.93%, 10/16/18 (b)	465,000	465,000
1 Month USD LIBOR - 0.13%, 1.93%, 10/25/18 – 2/25/19 (b)	615,000	615,000
1 Month USD LIBOR - 0.14%, 1.94%, 8/16/18 (b)	250,000	250,000
1.94%, 9/14/18 – 9/21/18 (a)	1,025,000	1,022,317
1 Month USD LIBOR - 0.14%, 1.94%, 12/27/18 (b)	350,000	350,000
1 Month USD LIBOR - 0.14%, 1.95%, 10/19/18 – 11/20/18 (b)	470,000	469,999
1 Month USD LIBOR - 0.13%, 1.95%, 10/30/18 (b)	250,000	250,000
1 Month USD LIBOR - 0.12%, 1.95%, 8/24/18 (b)	25,000	25,000
1.95%, 9/5/18 – 9/24/18 (a)	447,000	446,097
1 Month USD LIBOR - 0.12%, 1.96%, 1/25/19 (b)	395,000	395,000
1.96%, 9/27/18 (a)	2,022,669	2,016,453
1 Month USD LIBOR - 0.13%, 1.96%, 11/20/18 (b)	200,000	200,000
1 Month USD LIBOR - 0.11%, 1.96%, 1/24/19 (b)	340,000	340,000
1 Month USD LIBOR - 0.12%, 1.97%, 8/23/18 – 2/20/19 (b)	315,000	315,000
1 Month USD LIBOR - 0.11%, 1.97%, 10/22/18 – 4/22/19 (b)	730,000	729,989
1 Month USD LIBOR - 0.11%, 1.97%, 1/11/19 (b)	525,000	525,000
1 Month USD LIBOR - 0.10%, 1.98%, 12/21/18 – 12/27/18 (b)	570,000	569,989

1 Month USD LIBOR - 0.08%, 1.98%, 7/25/19 (b)	100,000	100,000
1 Month USD LIBOR - 0.10%, 1.99%, 10/23/19 (b)	75,000	75,000
1 Month USD LIBOR - 0.09%, 1.99%, 7/19/19 (b)	250,000	250,000
1 Month USD LIBOR - 0.08%, 1.99%, 11/13/18 (b)	220,000	220,000
1 Month USD LIBOR - 0.07%, 1.99%, 2/25/19 (b)	303,600	303,621
3 Month USD LIBOR - 0.34%, 2.00%, 4/9/19 – 4/12/19 (b)	700,000	700,000
1 Month USD LIBOR - 0.08%, 2.00%, 11/23/18 – 3/19/19 (b)	1,017,000	1,017,000
1 Month USD LIBOR - 0.08%, 2.01%, 3/20/19 (b)	242,000	242,000
3 Month USD LIBOR - 0.33%, 2.01%, 1/3/19 (b)	230,000	230,000
1 Month USD LIBOR - 0.09%, 2.01%, 11/8/18 (b)	200,000	200,000
1 Month USD LIBOR - 0.07%, 2.01%, 1/28/20 (b)	220,050	219,974
3 Month USD LIBOR - 0.32%, 2.01%, 7/10/19 (b)	500,000	500,000
3 Month USD LIBOR - 0.32%, 2.02%, 3/27/19 (b)	125,000	125,000
1 Month USD LIBOR - 0.08%, 2.02%, 2/4/19 (b)	252,500	252,500
3 Month USD LIBOR - 0.28%, 2.06%, 9/27/19 (b)	540,000	540,000
3 Month USD LIBOR - 0.16%, 2.16%, 5/28/19 (b)	40,000	40,052
3 Month USD LIBOR - 0.15%, 2.21%, 11/7/19 (b)	75,000	75,093
Federal Home Loan Mortgage Corporation,
1.92%, 9/19/18 (a)	140,000	139,636
1.93%, 9/25/18 – 9/27/18 (a)	600,000	598,197
Federal National Mortgage Association
3 Month USD LIBOR + 0.12%, 2.00%, 7/30/19 (b)(c)	25,000	25,007
Total U.S. Agency Securities (Cost $23,051,195)		23,051,195

U.S. Treasury Securities (10.6%)
U.S. Treasury Bills,
1.95%, 9/20/18 (d)	1,950,000	1,944,813
1.96%, 9/6/18 – 9/13/18 (d)	2,315,000	2,309,783
2.11%, 12/20/18 (d)	50,000	49,597
2.14%, 12/13/18 (d)	1,230,000	1,220,423
U.S. Treasury Notes,
3 Month Treasury Money Market Yield + 0.03%, 2.04%, 4/30/20 (b)	205,000	204,994
2.12%, 11/30/18	275,000	273,990
Total U.S. Treasury Securities (Cost $6,003,600)		6,003,600
Total Investments (100.5%) (Cost $56,769,610) (e)(f)(g)		56,769,610
Liabilities in Excess of Other Assets (-0.5%)		(298,897)
Net Assets (100.0%)		$56,470,713

(a)	Purchased on a discount basis. The interest rates shown have been adjusted to reflect a money market equivalent yield.
(b)

Floating or Variable rate securities: The rates disclosed are as of July 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

(c)	All or a portion of the security is subject to delayed delivery.
(d)	Rate shown is the yield to maturity at July 31, 2018.
(e)	Securities are available for collateral in connection with securities purchased on a forward commitment basis.
(f)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended July 31, 2018, the Fund did not engage in any cross-trade transactions.

(g)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.
LIBOR	London Interbank Offered Rate.
USD	United States Dollar.

Portfolio Composition

Classification	Percentage of Total Investments
Repurchase Agreements	48.8%
U.S. Agency Securities	40.6
U.S. Treasury Securities	10.6
Total Investments	100.0%

Government Securities Portfolio

Portfolio of Investments

Third Quarter Report

July 31, 2018 (unaudited)

	Face Amount (000)	Value (000)
Repurchase Agreement (10.7%)
Federal Reserve Bank of New York, (1.75%, dated 7/31/18, due 8/1/18; proceeds $570,028; fully collateralized by a U.S. Government obligation, 2.00% due 5/31/24; valued at $570,028) (Cost $570,000)	$570,000	$570,000

U.S. Agency Securities (81.4%)
Federal Farm Credit Bank,
1.89%, 8/17/18 (a)	15,000	14,987
1.90%, 8/28/18 (a)	10,000	9,986
1 Month USD LIBOR - 0.126%, 1.95%, 5/13/19 (b)	40,000	40,000
1 Month USD LIBOR - 0.12%, 1.96%, 11/30/18 (b)	35,000	35,000
1 Month USD LIBOR - 0.10%, 1.97%, 8/30/19 — 9/25/19 (b)	150,000	149,967
1 Month USD LIBOR - 0.08%, 1.99%, 11/12/19 (b)	25,000	25,000
1 Month USD LIBOR - 0.11%, 2.00%, 9/4/18 (b)	50,000	50,000
1 Month USD LIBOR - 0.08%, 2.00%, 9/26/19 — 12/16/19 (b)	60,000	60,000
1 Month USD LIBOR - 0.07%, 2.00%, 9/12/19 (b)	35,000	34,998
1 Month USD LIBOR - 0.07%, 2.01%, 12/18/19 — 12/26/19 (b)	200,000	199,996
1 Month USD LIBOR - 0.08%, 2.02%, 11/9/18 (b)	45,000	44,999
1 Month USD LIBOR - 0.05%, 2.02%, 3/29/19 — 5/29/20 (b)	30,000	30,000
3 Month USD LIBOR + 0.05%, 2.06%, 10/18/19 (b)	26,700	26,693
3 Month USD LIBOR - 0.20%, 2.14%, 6/15/20 (b)	5,000	5,000
1 Month USD LIBOR + 0.07%, 2.15%, 10/22/18 (b)	25,000	25,009
3 Month USD LIBOR - 0.17%, 2.17%, 6/26/19 (b)	25,000	25,000
1 Month USD LIBOR + 0.11%, 2.18%, 8/29/18 (b)	125,000	125,000
1 Month USD LIBOR + 0.18%, 2.24%, 2/25/19 (b)	40,700	40,761
Federal Home Loan Bank,
1.77%, 8/1/18 (a)	112,283	112,283
1.88%, 8/13/18 (a)	270,000	269,831
1.89%, 8/3/18 — 8/17/18 (a)	1,108,000	1,107,525
1.90%, 8/15/18 — 8/24/18 (a)	1,005,000	1,003,980
1.92%, 8/29/18 (a)	155,000	154,769
1 Month USD LIBOR - 0.14%, 1.93%, 10/16/18 (b)	50,000	50,000
1 Month USD LIBOR - 0.13%, 1.93%, 2/25/19 (b)	20,000	20,000
1.94%, 9/18/18 (a)	25,000	24,935
1 Month USD LIBOR - 0.135%, 1.95%, 10/19/18 (b)	38,000	37,999
1 Month USD LIBOR - 0.14%, 1.95%, 10/19/18 (b)	20,000	19,999
1.95%, 9/5/18 (a)	10,000	9,981
1 Month USD LIBOR - 0.13%, 1.96%, 11/20/18 (b)	25,000	25,000
1 Month USD LIBOR - 0.105%, 1.96%, 1/24/19 (b)	100,000	100,000
1 Month USD LIBOR - 0.11%, 1.97%, 10/22/18 (b)	100,000	100,000
1 Month USD LIBOR - 0.105%, 1.97%, 1/11/19 (b)	100,000	100,000
1 Month USD LIBOR - 0.08%, 2.00%, 11/23/18 (b)	63,000	63,000
1 Month USD LIBOR - 0.08%, 2.01%, 3/20/19 (b)	10,000	10,000
3 Month USD LIBOR - 0.33%, 2.01%, 1/3/19 (b)	15,000	15,000
1 Month USD LIBOR - 0.09%, 2.01%, 11/8/18 (b)	50,000	50,000
1 Month USD LIBOR - 0.08%, 2.02%, 2/4/19 (b)	75,000	75,000
3 Month USD LIBOR - 0.28%, 2.06%, 9/27/19 (b)	9,000	9,000
Tennessee Valley Authority
1.90%, 8/14/18 (a)	40,000	39,973
Total U.S. Agency Securities (Cost $4,340,671)		4,340,671

U.S. Treasury Securities (7.8%)
U.S. Treasury Bill,
1.90%, 8/9/18 (c)	400,000	399,834

U.S. Treasury Note,
3 Month Treasury Money Market Yield + 0.06%, 2.08%, 7/31/19 (b)	15,000	15,015
Total U.S. Treasury Securities (Cost $414,849)		414,849
Total Investments (99.9%) (Cost $5,325,520) (d)(e)		5,325,520
Other Assets in Excess of Liabilities (0.1%)		4,030
Net Assets (100.0%)		$5,329,550

(a)	Purchased on a discount basis. The interest rates shown have been adjusted to reflect a money market equivalent yield.
(b)

Floating or Variable rate securities: The rates disclosed are as of July 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

(c)	Rate shown is the yield to maturity at July 31, 2018.
(d)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended July 31, 2018, the Fund did not engage in any cross-trade transactions.

(e)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.
LIBOR	London Interbank Offered Rate.
USD	United States Dollar.

Portfolio Composition

Classification	Percentage of Total Investments
U.S. Agency Securities	81.5%
Repurchase Agreement	10.7
U.S. Treasury Securities	7.8
Total Investments	100.0%

Treasury Portfolio

Portfolio of Investments

Third Quarter Report

July 31, 2018 (unaudited)

	Face Amount (000)	Value (000)
Repurchase Agreements (48.3%)
Bank of Montreal, (1.93%, dated 6/20/18, due 9/27/18; proceeds $251,327; fully collateralized by various U.S. Government obligations, 0.00% - 3.63% due 8/31/18 - 5/15/46; valued at $254,973) (Demand 8/7/18)	$250,000	$250,000
Bank of Montreal, (1.93%, dated 7/5/18, due 9/27/18; proceeds $150,676; fully collateralized by various U.S. Government obligations, 0.00% - 2.88% due 8/16/18 - 8/15/46; valued at $152,948) (Demand 8/7/18)	150,000	150,000
Bank of Montreal, (1.94%, dated 6/14/18, due 9/27/18; proceeds $251,415; fully collateralized by various U.S. Government obligations, 0.00% - 5.25% due 8/16/18 - 8/15/47; valued at $254,918) (Demand 8/7/18)	250,000	250,000
Bank of Montreal, (1.94%, dated 6/19/18, due 9/27/18; proceeds $301,617; fully collateralized by various U.S. Government obligations, 0.00% - 3.75% due 8/16/18 - 8/15/46; valued at $305,918) (Demand 8/7/18)	300,000	300,000
Bank of Nova Scotia, (1.90%, dated 6/14/18, due 9/27/18; proceeds $1,055,819; fully collateralized by various U.S. Government obligations, 0.00% - 6.63% due 8/16/18 - 11/15/47; valued at $1,070,518) (Demand 8/7/18)	1,050,000	1,050,000
BNP Paribas, (Interest in $2,100,000 joint repurchase agreement, 1.91% dated 7/31/18 under which BNP Paribas, will repurchase the securities provided as collateral for $2,100,111 on 8/1/18. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government obligations with various maturities to 5/15/47; valued at $2,141,614)	1,000,000	1,000,000
BNP Paribas, (1.95%, dated 6/14/18, due 9/27/18; proceeds $1,106,256; fully collateralized by various U.S. Government obligations, 0.25% - 8.13% due 10/31/18 - 11/15/46; valued at $1,121,804) (Demand 8/7/18)	1,100,000	1,100,000
Credit Agricole Corp., (Interest in $1,050,000 joint repurchase agreement, 1.92% dated 7/31/18 under which Credit Agricole Corp., will repurchase the securities provided as collateral for $1,050,056 on 8/1/18. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government obligations with various maturities to 2/15/25; valued at $1,070,696)	218,000	218,000
Credit Agricole Corp., (1.94%, dated 6/25/18, due 9/27/18; proceeds $100,507; fully collateralized by various U.S. Government obligations, 1.38% - 2.00% due 9/30/19 - 11/30/22; valued at $101,993) (Demand 8/7/18)	100,000	100,000
Natixis, (Interest in $2,250,000 joint repurchase agreement, 1.91% dated 7/31/18 under which Natixis, will repurchase the securities provided as collateral for $2,250,119 on 8/1/18. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government obligations with various maturities to 5/15/46; valued at $2,295,851)	742,000	742,000
Norinchukin Bank, (2.04%, dated 6/15/18, due 9/28/18; proceeds $100,595; fully collateralized by a U.S. Government obligation, 2.63% due 11/15/20; valued at $102,005)	100,000	100,000
Prudential Insurance Company of America, (1.94%, dated 7/31/18, due 8/1/18; proceeds $217,067; fully collateralized by various U.S. Government obligations, 0.01% - 2.25% due 8/15/33 - 8/15/46; valued at $221,237)	217,055	217,055

Prudential Legacy Insurance Company of New Jersey, (1.94%, dated 7/31/18, due 8/1/18; proceeds $175,853; fully collateralized by various U.S. Government obligations, 0.01% due 5/15/20 - 11/15/45; valued at $179,520)	175,844	175,844
RBC Dominion Securities, (1.93%, dated 6/21/18, due 9/27/18; proceeds $251,313; fully collateralized by various U.S. Government obligations, 0.75% - 6.75% due 12/31/18 - 2/15/45; valued at $254,913)	250,000	250,000
RBC Dominion Securities, (1.94%, dated 6/14/18, due 9/27/18; proceeds $301,698; fully collateralized by various U.S. Government obligations, 0.00% - 3.00% due 9/27/18 - 11/15/44; valued at $305,695) (Demand 8/7/18)	300,000	300,000
RBC Dominion Securities, (1.94%, dated 6/26/18, due 9/26/18; proceeds $100,496; fully collateralized by various U.S. Government obligations, 1.13% - 5.50% due 9/30/19 - 8/15/28; valued at $102,036) (Demand 8/7/18)	100,000	100,000
Wells Fargo Securities LLC, (Interest in $250,000 joint repurchase agreement, 1.91% dated 7/31/18 under which Wells Fargo Securities LLC, will repurchase the securities provided as collateral for $250,013 on 8/1/18. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government obligations with various maturities to 5/15/48; valued at $254,972)	50,000	50,000
Wells Fargo Securities LLC, (1.97%, dated 6/14/18, due 9/27/18; proceeds $603,448; fully collateralized by various U.S. Government obligations, 0.00% - 8.13% due 8/16/18 - 8/15/47; valued at $612,169)	600,000	600,000
Total Repurchase Agreements (Cost $6,952,899)		6,952,899

U.S. Treasury Securities (51.7%)
U.S. Treasury Bills,
1.93%, 8/30/18 (a)(b)	70,000	69,897
1.94%, 8/23/18 — 9/27/18 (a)	1,164,000	1,161,435
1.96%, 9/6/18 (a)	320,000	319,386
1.97%, 9/13/18 — 9/20/18 (a)	2,025,000	2,019,985
2.11%, 12/20/18 (a)	60,000	59,516
2.14%, 12/13/18 (a)	320,000	317,508
U.S. Treasury Notes,
2.12%, 11/30/18	65,000	64,762
3 Month Treasury Money Market Yield + 0.00%, 1.98%, 1/31/20 (c)	312,000	311,927
3 Month Treasury Money Market Yield + 0.03%, 2.01%, 4/30/20 (c)	50,000	49,999
3 Month Treasury Money Market Yield + 0.05%, 2.03%, 10/31/19 (c)	1,076,780	1,077,384
3 Month Treasury Money Market Yield + 0.06%, 2.04%, 7/31/19 (c)	553,000	553,400
3 Month Treasury Money Market Yield + 0.07%, 2.05%, 4/30/19 (c)	525,000	525,362
3 Month Treasury Money Market Yield + 0.14%, 2.12%, 1/31/19 (c)	459,000	459,260
3 Month Treasury Money Market Yield + 0.17%, 2.15%, 10/31/18 (c)	464,000	464,117
Total U.S. Treasury Securities (Cost $7,453,938)		7,453,938
Total Investments (100.0%) (Cost $14,406,837) (d)(e)(f)		14,406,837
Liabilities in Excess of Other Assets (0.0%) (g)		(5,302)
Net Assets (100.0%)		$14,401,535

(a)	Rate shown is the yield to maturity at July 31, 2018.
(b)	All or a portion of the security is subject to delayed delivery.

(c)

Floating or Variable rate securities: The rates disclosed are as of July 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

(d)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended July 31, 2018, the Fund did not engage in any cross-trade transactions.

(e)	Securities are available for collateral in connection with securities purchased on a forward commitment basis.
(f)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.
(g)	Amount is less than 0.05%.

Portfolio Composition

Classification	Percentage of Total Investments
U.S. Treasury Securities	51.7%
Repurchase Agreements	48.3
Total Investments	100.0%

Treasury Securities Portfolio

Portfolio of Investments

Third Quarter Report

July 31, 2018 (unaudited)

	Face Amount (000)	Value (000)
U.S. Treasury Securities (100.0%)
U.S. Treasury Bills,
1.83%, 8/2/18 (a)	$453,000	$452,977
1.90%, 8/9/18 (a)	168,060	167,990
1.91%, 8/16/18 (a)	2,125,000	2,123,333
1.92%, 8/30/18 (a)(b)	3,620,000	3,614,655
1.93%, 9/6/18 (a)	1,994,000	1,990,233
1.94%, 8/23/18 — 9/27/18 (a)	2,086,000	2,080,643
1.95%, 9/13/18 (a)	1,980,000	1,975,470
1.96%, 9/20/18 (a)	1,600,000	1,595,723
2.11%, 12/20/18 (a)	75,000	74,395
2.14%, 12/13/18 (a)	515,000	510,991
U.S. Treasury Notes,
0.75%, 8/31/18	315,000	314,697
1.50%, 8/31/18	385,000	384,868
3 Month Treasury Money Market Yield + 0.00%, 1.98%, 1/31/20 (c)	468,000	467,928
3 Month Treasury Money Market Yield + 0.03%, 2.01%, 4/30/20 (c)	90,000	89,996
3 Month Treasury Money Market Yield + 0.05%, 2.03%, 10/31/19 (c)	1,046,780	1,047,439
3 Month Treasury Money Market Yield + 0.06%, 2.04%, 7/31/19 (c)	330,000	330,303
3 Month Treasury Money Market Yield + 0.07%, 2.05%, 4/30/19 (c)	685,000	685,504
2.11%, 11/30/18	25,000	24,909
3 Month Treasury Money Market Yield + 0.14%, 2.12%, 1/31/19 (c)	411,000	411,255
3 Month Treasury Money Market Yield + 0.17%, 2.15%, 10/31/18 (c)	1,052,331	1,052,638
4.00%, 8/15/18	195,000	195,156
Total Investments (100.0%) (Cost $19,591,103) (d)(e)(f)		19,591,103
Liabilities in Excess of Other Assets (0.0%) (g)		(1,714)
Net Assets (100.0%)		$19,589,389

(a)	Rate shown is the yield to maturity at July 31, 2018.
(b)	All or a portion of the security is subject to delayed delivery.
(c)

Floating or Variable rate securities: The rates disclosed are as of July 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

(d)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended July 31, 2018, the Fund did not engage in any cross-trade transactions.

(e)	Securities are available for collateral in connection with securities purchased on a forward commitment basis.
(f)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.
(g)	Amount is less than 0.05%.

Portfolio Composition

Classification	Percentage of Total Investments
U.S. Treasury Securities	100.0%

Tax-Exempt Portfolio

Portfolio of Investments

Third Quarter Report

July 31, 2018 (unaudited)

	Face Amount (000)	Value (000)
Tax-Exempt Instruments (99.7%)
Weekly Variable Rate Bonds (a) (51.8%)
Austin, TX, Water & Wastewater System Ser 2008
0.95%, 5/15/31	$3,200	$3,200
Colorado Springs, CO, Utilities System Sub Lien Ser 2008 A
0.88%, 11/1/38	5,675	5,675
Columbia, SC, Waterworks & Sewer System Ser 2009
0.96%, 2/1/38	3,235	3,235
Delaware Health Facilities Authority, Christiana Care Health Services Ser 2010 B
0.94%, 10/1/40	10,700	10,700
District of Columbia, The Pew Charitable Trusts Ser 2008 A
0.99%, 4/1/38	1,600	1,600
District of Columbia Water & Sewer Authority,
Public Utility Sub Lien Ser B-1
0.86%, 10/1/50	3,335	3,335
Public Utility Ser 2014 B-2
0.94%, 10/1/50	7,175	7,175
Emery County, Pacificorp Ser 1994
0.94%, 11/1/24	17,000	17,000
Gainesville, FL, Utilities System 2012 Ser B
0.95%, 10/1/42	3,475	3,475
Gainesville,FL,
Utilities System 2007 Ser A
0.93%, 10/1/36	10,100	10,100
Utilities System 2008 Ser B
0.93%, 10/1/38	2,200	2,200
Houston, TX,
Combined Utility System First Lien Ser 2004 B-2
0.92%, 5/15/34	2,000	2,000
Combined Utility System First Lien Ser 2004 B-5
0.92%, 5/15/34	2,000	2,000
Indiana Finance Authority, Trinity Health Ser 2008 D-1
0.90%, 12/1/34	2,350	2,350
King County, WA, Junior Lien Sewer Ser 2001 B
0.98%, 1/1/32	6,000	6,000
Massachusetts Department of Transportation, Metropolitan Highway System Contract Assistance Ser 2010 A-3
0.97%, 1/1/39	1,000	1,000
Massachusetts Water Resources Authority,
Gen Ser 2008 A-3
0.95%, 8/1/37	1,000	1,000
Multi-Modal Sub 1999 Ser B
1.02%, 8/1/28	1,000	1,000
Metropolitan Washington Airports Authority, DC, Airport System Subser 2010 C-2
0.93%, 10/1/39	9,500	9,500
Nebraska Investment Finance Authority, Single Family Housing Bonds Ser 2017 C
0.93%, 9/1/47	16,700	16,700
New York City Municipal Water Finance Authority, NY, Second General Fiscal 2010 Ser CC
0.98%, 6/15/41	2,335	2,335
New York State Energy Research & Development Authority Facilities, Consolidated Edison Co., Ser 2005 Subser A-2
0.93%, 5/1/39	9,700	9,700
New York State Housing Finance Agency,
10 Barclay Street 2004 Ser A

0.98%, 11/15/37	2,400	2,400
625 West 57th Street Ser 2015 A-1
0.92%, 5/1/49	11,300	11,300
North Texas Tollway Authority, TX, Ser 2009 D
0.95%, 1/1/49	1,600	1,600
Orlando Utilities Commission, FL,
Utility System Ser 2008-1
0.90%, 10/1/33	1,000	1,000
Utility System Ser 2015 B
0.90%, 10/1/39	6,700	6,700
Texas, Veterans Ser 2015 B
0.97%, 6/1/46	8,100	8,100
Texas Transportation Commission,
Mobility Fund Ser 2006 B
0.90%, 4/1/36	1,000	1,000
State Highway Fund First Tier Revenue Bonds Ser 2014 B-1
0.89%, 4/1/32	15,000	15,000
Utah Water Finance Agency, Ser 2008 B
0.99%, 10/1/37	7,300	7,300
Washington Suburban Sanitary District, MD, 2015 Ser B-3 BANs
1.02%, 6/1/23	7,945	7,945
		183,625
Daily Variable Rate Bonds (a) (22.9%)
JP Morgan Chase & Co., NY, Battery Park City Authority Junior Ser C PUTTERs Ser 5012
1.54%, 11/1/42 (b)	14,000	14,000
JP Morgan Chase & Co., TX, Harris County Cultural Education Facilities Memorial Hermann Health System Ser A PUTTERs Ser 5018
1.54%, 4/1/21 (b)	12,000	12,000
Mississippi Business Finance Corporation, Chevron USA Ser 2010 G
1.45%, 11/1/35	13,800	13,800
New York City Municipal Water Finance Authority, NY, Second General Fiscal 2011 Ser FF-2
1.54%, 6/15/44	14,400	14,400
New York City Transitional Finance Authority, NY, Future Tax Fiscal 2010 Ser G Subser G-5
1.47%, 5/1/34	17,000	17,000
New York City, NY, Fiscal 2008 Ser J Subser J-3
1.47%, 8/1/23	10,000	10,000
		81,200
Commercial Paper (16.8%)
California Department of Water Resources, Ser 2
1.47%, 8/10/18	9,000	9,001
Dallas, TX, Waterworks & Sewer System Commercial Paper Notes Ser D-1
1.22%, 9/4/18	6,200	6,200
Honolulu City & County, Hawaii General Obligation Commercial Paper Notes Ser B-1
1.65%, 9/4/18	4,500	4,501
Houston, TX,
Combined Utility System Ser 2010 B-1
1.25%, 8/21/18	1,000	1,000
1.60%, 8/21/18	2,300	2,301
Combined Utility System, Commercial Paper Notes, Ser B-4
1.46%, 8/21/18	7,600	7,601
1.60%, 8/21/18	1,400	1,400
New York State Power Authority, Ser 1
1.47%, 9/5/18	1,000	1,000
Omaha Public Power District, NE, Ser A

1.25%, 8/14/18	10,700	10,701
Texas A&M Tax-Exempt Revenue Financing System, Series B
1.54%, 9/20/18	8,000	8,003
University of Texas Regents, Financing System Ser 2016 A
1.58%, 10/3/18	7,600	7,604
		59,312
Municipal Bonds & Notes (8.2%)
Columbus, OH, Ser 20164 A
3.00%, 8/15/18	6,900	6,904
Massachusetts, 2007 Ser A
3 Month USD LIBOR x 0.67 + 0.46%, 2.04%, 11/1/18 (a)	1,000	1,000
Nassau County, NY, Tax Anticipation Notes Ser 2017 B
3.00%, 9/18/18	1,500	1,504
New York City Cultural Resources Trust, NY, American Museum of Natural History Ser 2014 B-1
1 Month USD LIBOR + 0.02%, 0.96%, 4/1/44 (a)	5,000	5,000
New York City, NY, Fiscal 2013 Subser 1
5.00%, 8/1/18	400	400
Orlando Utilities Commission, FL, Utility System Ser 2010 C
5.00%, 10/1/18	105	106
San Antonio, TX, General Improvement Bonds Ser 2017
5.00%, 8/1/18	7,400	7,400
Texas,
Public Finance Authority Ser 2011
5.00%, 10/1/18	275	277
Ser 2017 TRANs
4.00%, 8/30/18	6,140	6,154
University of Texas Regents, Financing System Ser 2004 B
5.25%, 8/15/18	370	370
		29,115
Total Investments (99.7%) (Cost $353,236) (c)(d)		353,252
Other Assets in Excess of Liabilities (0.3%)		970
Net Assets (100.0%)		$354,222

(a)

Floating or Variable rate securities: The rates disclosed are as of July 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

(b)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended July 31, 2018, the Fund engaged in cross-trade purchases of approximately $16,610,000 and sales of approximately $400,000, which resulted in no net realized gains or losses.

(d)

At July 31, 2018, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $18,000 and the aggregate gross unrealized depreciation is approximately $2,000, resulting in net unrealized appreciation of approximately $16,000.

BANs	Bond Anticipation Notes.
LIBOR	London Interbank Offered Rate.
PUTTERs	Puttable Tax-Exempt Receipts.
TRANs	Tax and Revenue Anticipation Notes.
USD	United States Dollar.

Portfolio Composition

Classification	Percentage of Total Investments
Weekly Variable Rate Bonds	52.0%
Daily Variable Rate Bonds	23.0
Commercial Paper	16.8
Municipal Bonds & Notes	8.2
Total Investments	100.0%

Summary of Tax-Exempt Instruments by State/Territory

State/Territory	Value (000)	Percent of Net Assets
Texas	$93,210	26.3%
New York	89,039	25.1
Nebraska	27,401	7.7
Utah	24,300	6.9
Florida	23,581	6.7
District of Columbia	21,610	6.1
Mississippi	13,800	3.9
Delaware	10,700	3.0
California	9,001	2.5
Maryland	7,945	2.2
Ohio	6,904	2.0
Washington	6,000	1.7
Colorado	5,675	1.6
Hawaii	4,501	1.3
Massachusetts	4,000	1.1
South Carolina	3,235	0.9
Indiana	2,350	0.7
	$353,252	99.7%

Morgan Stanley Institutional Liquidity Funds

Notes to the Portfolio of Investments • July 31, 2018 (unaudited)

Security Valuation: (1) Government, Government Securities, Treasury and Treasury Securities: Portfolio securities are valued at amortized cost which approximates fair value, in accordance with Rule 2a-7 under the Act. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity; (2) Money Market, Prime and Tax-Exempt: Portfolio securities are valued by an outside pricing service/vendor approved by the Trust’s Board of Trustees (the “Trustees”). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics; (3) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the “Adviser”) determines that the price is not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures, established by and under the general supervision of the Trustees.

The Trustees have responsibility for determining in good faith the fair value of the investments, and the Trustees may appoint others, such as the Trust’s Adviser or a valuation committee, to assist the Trustees in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Trust’s Adviser has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Trust’s valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Trust to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The Trust has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.

Fair Value Measurement: Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”) 820, “Fair Value Measurement” (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below:

• Level 1 — unadjusted quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value each Fund’s investments as of July 31, 2018:

Money Market Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Certificates of Deposit	$—	$49,013	$—	$49,013
Commercial Paper	—	152,017	—	152,017
Floating Rate Notes	—	502,727	—	502,727
Repurchase Agreements	—	366,000	—	366,000
Time Deposits	—	223,000	—	223,000
Total Assets	$—	$1,292,757	$—	$1,292,757

Prime Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Certificates of Deposit	$—	$313,124	$—	$313,124
Commercial Paper	—	756,443	—	756,443
Floating Rate Notes	—	2,553,218	—	2,553,218
Repurchase Agreements	—	1,911,000	—	1,911,000
Time Deposits	—	967,000	—	967,000
Total Assets	$—	$6,500,785	$—	$6,500,785

Government Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Repurchase Agreements	$—	$27,714,815	$—	$27,714,815
U.S. Agency Securities	—	23,051,195	—	23,051,195
U.S. Treasury Securities	—	6,003,600	—	6,003,600
Total Assets	$—	$56,769,610	$—	$56,769,610

Government Securities Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Repurchase Agreement	$—	$570,000	$—	$570,000
U.S. Agency Securities	—	4,340,671	—	4,340,671
U.S. Treasury Securities	—	414,849	—	414,849
Total Assets	$—	$5,325,520	$—	$5,325,520

Treasury Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Repurchase Agreements	$—	$6,952,899	$—	$6,952,899
U.S. Treasury Securities	—	7,453,938	—	7,453,938
Total Assets	$—	$14,406,837	$—	$14,406,837

Treasury Securities Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
U.S. Treasury Securities	$—	$19,591,103	$—	$19,591,103
Total Assets	$—	$19,591,103	$—	$19,591,103

Tax-Exempt Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Tax-Exempt Instruments
Weekly Variable Rate Bonds	$—	$183,625	$—	$183,625
Daily Variable Rate Bonds	—	81,200	—	81,200
Commercial Paper	—	59,312	—	59,312
Municipal Bonds & Notes	—	29,115	—	29,115
Total Assets	$—	$353,252	$—	$353,252

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Funds recognize transfers between the levels as of the end of the period. As of July 31, 2018, the Funds did not have any investments transfer between investment levels.

Item 2.  Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Institutional Liquidity Funds

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
September 18, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
September 18, 2018

/s/ Francis Smith
Francis Smith
Principal Financial Officer
September 18, 2018